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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON MAY 12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2001.

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X];  Amendment Number: 1
     This Amendment (Check only one):       [ ]  is a restatement.
                                            [X]  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

/s/  HARVEY ALLISON           Burlingame, California             May 14, 2001
-------------------

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         31

Form 13F Information Table Value Total:                   $933,737
                                                       (thousands)

List of Other Included Managers:                              None


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                           FORM 13F INFORMATION TABLE


                               TITLE OF             VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP      (X$1000) PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED       NONE
Akamai Technology                COM    00971T101    23318   145000  SH           SOLE        N/A      145000

AmericaOnline, Inc.              COM    02364J104    13804   204700  SH           SOLE        N/A      204700

Arrrowpoint Communications       COM    042810101      592     5000  SH           SOLE        N/A        5000

Broadbase Software, Inc.         COM    11130R100    34930   437997  SH           SOLE        N/A      437997

Brocade Communication Systems    COM    111621108     3586    20000  SH           SOLE        N/A       20000

Critical Path, Inc.              COM    22674V100    60135   707476  SH           SOLE        N/A      707476

Digital Island, Inc.             COM    25385N101    67725  1111382  SH           SOLE        N/A     1111382

DoubleClick Inc.                 COM    258609304     4681    50000  SH           SOLE        N/A       50000

E*Trade Group, Inc.              COM    269246104    19756   655800  SH           SOLE        N/A      655800

eBay, Inc.                       COM    278642103     9117    51800  SH           SOLE        N/A       51800

Homegrocer.com                   COM    43740K100     6225   600000  SH           SOLE        N/A      600000

Homestore.com, Inc.              COM    437852106    15356   315000  SH           SOLE        N/A      315000

Internet Pictures Corporation    COM    45839N101    26580   783209  SH           SOLE        N/A      783209

intraware, inc.                  COM    46118M103    36741   911127  SH           SOLE        N/A      911127

Juniper Networks Inc.            COM    48203R104     5271    20000  SH           SOLE        N/A       20000

Kana Communications              COM    483600102    48117   707600  SH           SOLE        N/A      707600

Network Solutions Inc.           COM    64121Q102    15370   100000  SH           SOLE        N/A      100000

Netzero, Inc.                    COM    64122R109    12528   821500  SH           SOLE        N/A      821500


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

                               TITLE OF             VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP      (X$1000) PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED       NONE
Nextcard, Inc.                   COM    65332K107     4040   264104  SH           SOLE        N/A      264104

1-800 Contacts Inc.              COM    681977104     1125    32500  SH           SOLE        N/A       32500

1-800-Flowers.com Inc.           COM    68243Q106     3064   430000  SH           SOLE        N/A      430000

Scient Corp.                     COM    80864H109    52145   575000  SH           SOLE        N/A      575000

Selectica Inc.                   COM    816288104      883    10000  SH           SOLE        N/A       10000

Sycamore Networks Inc.           COM    871206108     2580    20000  SH           SOLE        N/A       20000

Tickets.com, Inc.                COM    88633M101    21045  2215252  SH           SOLE        N/A     2215252

Verisign, Inc.                   COM    92343E102   109195   730400  SH           SOLE        N/A      730400

Versata Inc.                     COM    925298101    65999  1096552  SH           SOLE        N/A     1096552

Verticalnet, Inc.                COM    92532L107     9520    70000  SH           SOLE        N/A       70000

Vignette Corporation             COM    926734104   188924  1178932  SH           SOLE        N/A     1178932

Yahoo, Inc.                      COM    984332106    66029   385292  SH           SOLE        N/A      385292

ZDNet                            COM    989511209     4456   209700  SH           SOLE        N/A      209700

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